Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 3,136,880	$ 3,905,799	$ 3,524,308
Short-term investments	2,314,550	3,174,724	4,140,880
Prepaid expenses and other current assets	152,731	30,957	15,970
Total Current Assets	5,604,161	7,111,480	7,681,158
LONG-TERM ASSETS:
Prepaid expenses and other assets - non-current	57,685	59,145	64,983
Intangible assets, net	238,123	241,215
Total Long-Term Assets	295,808	300,360	64,983
Total Assets	5,899,969	7,411,840	7,746,141
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,113,201	1,583,895	703,488
Deferred revenue - current portion	72,102	72,102	72,102
Total Current Liabilities	1,185,303	1,655,997	775,590
LONG TERM LIABILITIES:
Deferred revenue - long-term portion	703,553	721,578	793,680
Total Long Term Liabilities	703,553	721,578	793,680
Total Liabilities	1,888,856	2,377,575	1,569,270
Commitment and Contingencies (see Note 7)
STOCKHOLDERS’ EQUITY:
Preferred stock, value
Common stock, value	449	449	316
Additional paid-in capital	20,296,088	20,296,088	17,525,714
Treasury stock, at cost (0 and 252,855 shares on December 31, 2024 and 2023, respectively)			(471,121)
Accumulated other comprehensive income	10,704	2,419	(6,227)
Accumulated deficit	(16,296,128)	(15,264,691)	(10,871,811)
Total Stockholders’ Equity	4,011,113	5,034,265	6,176,871
Total Liabilities and Stockholders’ Equity	$ 5,899,969	$ 7,411,840	$ 7,746,141